INTANGIBLE ASSETS, NET - Amortization of Intangible Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 10,485
2024	13,628
2025	13,628
2026	13,478
2027	13,428
Thereafter	27,826
Net Carrying Amount	$ 92,473